LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE	12 Months Ended
Dec. 31, 2020
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE
LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

15— LONG TERM DEBT AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

15-1     Long-term debt:

	December 31,
	2020	2019
France term loan	4,394	351
Japanese term loan (YEN)	900	617
Germany term loan	193	438
USA term loan	180	—
Malaysia term loan	8	13
Total long term debt	5,675	1,420
Less current portion	(4,532)	(462)
Total long-term portion	1,143	957

As of December 31, 2020, long-term debt in Japan consists of two loans in Yen subscribed with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly instalment
EDAP Technomed Co. Ltd	50,000,000	April 2, 2025	1.8%	Monthly instalment

As of December 31, 2019, long-term debt in Japan consists of two loans in Yen with the following conditions :

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly instalment
EDAP Technomed Co. Ltd	40,000,000	April 15, 2020	2.91%	Monthly instalment

The long-term debt of 40,000,000 has been fully reimbursed in April 2020.

As of December 31, 2020 , long-term debt in Germany consists of one loan in euro with the following conditions :

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly instalment

This loan was pledged against an HIFU equipment with a purchase value of €438 thousand.

As of December 31, 2019, long-term debt in Germany consists of this previous loan in euro and another loan with the following conditions :

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment

This loan is pledged against a ESWL equipment with a purchase value of €136 thousand. This loan has been fully reimbursed in last quarter of 2020.

Initial	Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment

This loan was pledged against an HIFU equipment with a purchase value of €450 thousand, it has been fully reimbursed in November 2020.

As of December 31, 2020, long-term debt in France consists of a loan in Euro to finance the ERP project and three new loans in Euro subscribed in 2020 with the following conditions.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

This loan is related to ERP SAP project. This four-year loan will be fully reimbursed in October 2021.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	218,000	April 1, 2025	0.99%	Monthly instalment

This new loan is pledged against the countervalue in dollars on the loan. This loan constitutes a complete financial package of €1,530,000, of which €218,000 was drawn at the end of December to finance HIFU treatment probes.

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 11, 2021	0.25%	Monthly instalment

This new loan is COVID-related loan guaranteed by the French government with initially one year repayment term but which can be extended to five years (conditions not yet defined).

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	2,000,000	August 4, 2021	0.25%	Monthly instalment

This new loan is COVID-related loan guaranteed by the French government with initially one year repayment term but which can be extended to five years (conditions not yet defined).

As of December 31, 2019, long-term debt in France consists of one loan in Euro to finance the ERP (SAP) project with the following conditions :

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

As of December 31, 2020 and 2019, long-term debt in Malaysia consists of a loan in Ringgit with the following conditions:

Initial	Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly instalment

As of December 31, 2020, long-term debt in USA consists of a loan in USD with the following conditions:

	Initial			Frequency of
	Amount	Maturity	Fixed Interest rate	principal payments
EDAP TECHNOMED INC	221,217	May 14, 2022	1%	Monthly instalment

This loan has been received from the US Paycheck Protection Program and may be forgivable in the future if certain conditions are met.

15-2     Financial instruments carried at fair value:

As of December 31, 2020, there is no financial instruments such as warrants.

Refer to Note 26 for more details on the fair value of other Financial Instruments.

15-3     Long-term debt maturity:

Long-term debt carried at fair value at December 31, 2020 matures as follows:

2021	4,532
2022	504
2023	228
2024	200
2025 and thereafter	210
Total	5,675